Borrowings	12 Months Ended
Dec. 31, 2022
Borrowings
Borrowings

15. Borrowings

Short-term and long-term borrowings consist of the followings:

	As of December 31
	2021	2022
	RMB	RMB

Short‑term borrowings	6,838,328	4,940,310
Long‑term borrowings	1,681,370	149,925
Total	8,519,698	5,090,235

15. Borrowings (Continued)

Short-term borrowings

For the year ended December 31, 2021, the Group, through its subsidiary, issued three one-year asset-backed securitized debts, totalling RMB1,275,000 via certain securitization vehicles in the forms of asset backed security arrangement (the “ABSs”) established by the Group. The ABSs vehicle is considered as variable interest entities under ASC 810. As the Group has power to direct the activities that most significantly impact economic performance of the ABSs vehicle by providing the loan servicing and default loan collection services, and the Group has the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE as the Group purchased all subordinated tranche securities, and the Group is obligated to bear the risk arising from any loans that are delinquent for more than certain days, accordingly, the Group is considered the primary beneficiary of the ABSs and has consolidated the ABSs’ assets, liabilities, results of operations, and cash flows in the Group’s consolidated financial statements in accordance with ASC 810. Therefore, loans funded by the asset-backed securitized debts remain at the Group and are recorded as “loans receivable, net” on the consolidated balance sheets. As of December 31, 2021 and 2022, the balance of the ABSs amounted to RMB629,013 and nil respectively.

Other short-term borrowings were RMB dominated borrowings by the Group’s subsidiaries from financial institutions in the PRC and were pledged by vehicles and short-term investments or guaranteed by the subsidiaries of the Group. The weighted average interest rate for short-term borrowings as of December 31, 2021 and 2022 were approximately 3% and 3%, respectively.

Long-term borrowings

The Group entered several borrowing agreements with credit facilities with banks, which allowed the Group to draw borrowings up to RMB 11,616,192 and RMB171,161 from these facilities as of December 31, 2021 and 2022. The borrowings drawn from these facilities bear annual interest rate of Loan Prime Rate (“LPR”) plus 30 to 180 points and were guaranteed by certain subsidiaries of the Group. The unused credit limits under these facilities was RMB60,448 as of December 31, 2022. In March 2022, the facilities amount of RMB11,380,380 under a revolving credit facility agreement was cancelled without any previous drawn down.

The Group also entered into several borrowing agreements with certain banks and financial institutions pursuant to which the outstanding borrowings balance was RMB585,814 and RMB39,212 as of December 31, 2021 and 2022, respectively. These borrowings are guaranteed by certain subsidiaries of the Group or pledged by vehicles owned by the Group’s subsidiaries and bear interest at a range of 4%-7% per annum.

The Group’s short-term and long-term borrowings will be due according to the following schedule:

	As of December 31
	2021	2022
	RMB	RMB

Within 1 year	6,838,328	4,940,310
Between 1 to 2 years	1,567,890	142,625
Between 2 to 3 years	113,480	7,300
Total	8,519,698	5,090,235